Condensed Financial Information of Parent Company - Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012	May 31, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 690,402		$ 574,223	$ 427,578
Beginning Balance, shares	158,379,387
Issuance of ADS shares for the exercises of employee share options	5,733		790	6,587
Share based compensation expense	27,242		24,125	15,045
Share repurchase	(33,133)	[1]
Net income	136,269		132,688	101,539
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	857,252		690,402	574,223
Ending Balance, shares	156,695,987		158,379,387
Common shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,555		1,540	1,518
Beginning Balance, shares	158,379,387		158,379,387	155,379,387
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares				3,000,000
Issuance of ADS shares for the exercises of employee share options	7		2	13
Non-vested equity shares vested	11		13	9
Share repurchase, shares	(1,683,400)	[1]
Ending Balance	1,573		1,555	1,540
Ending Balance, shares	156,695,987		158,379,387	158,379,387
Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	161,485		186,585	164,975
Issuance of ADS shares for the exercises of employee share options	5,726		788	6,574
Non-vested equity shares vested	(11)		(13)	(9)
Share based compensation expense	27,242		24,125	15,045
Share repurchase	(33,116)	[1]
Ending Balance	164,336		161,485	186,585
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase	(17)	[1]
Ending Balance	(17)
Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	386,971		323,432	224,755
Net income	136,269		132,688	101,774
Ending Balance	500,770		386,971	323,432
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	55,138		46,562	23,312
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	82,867		55,138	46,562
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	158,379,387
Share based compensation expense	27,242		24,125	15,045
Net income	136,269		132,688	101,774
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance, shares	156,695,987		158,379,387
Parent Company [Member] | Common shares [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	1,555		1,540	1,518
Beginning Balance, shares	158,379,387		158,379,387	155,379,387
Common shares converted to ADS shares for futures exercise of employee share options or non-vested equity shares				3,000,000
Issuance of ADS shares for the exercises of employee share options	7		2	13
Non-vested equity shares vested	11		13	9
Share repurchase, shares	(1,683,400)
Ending Balance	1,573		1,555	1,540
Ending Balance, shares	156,695,987		158,379,387	158,379,387
Parent Company [Member] | Additional paid-in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	161,485		186,585	164,975
Issuance of ADS shares for the exercises of employee share options	5,726		788	6,574
Non-vested equity shares vested	(11)		(13)	(9)
Share based compensation expense	27,242		24,125	15,045
Dividend declared	3,010
Share repurchase	(33,116)
Profit appropriation			(50,000)
Ending Balance	164,336		161,485	186,585
Parent Company [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Share repurchase	(17)
Ending Balance	(17)
Parent Company [Member] | Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	472,224		339,536	237,762
Net income	136,269		132,688	101,774
Ending Balance	608,493		472,224	339,536
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	55,138		46,562	23,312
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	82,867		55,138	46,562
Parent Company [Member] | Total comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	690,402		574,223	427,567
Issuance of ADS shares for the exercises of employee share options	5,733		790	6,587
Share based compensation expense	27,242		24,125	15,045
Dividend declared	3,010
Share repurchase	(33,133)
Profit appropriation			(50,000)
Net income	136,269		132,688	101,774
Foreign currency translation adjustment	27,729		8,576	23,250
Ending Balance	$ 857,252		$ 690,402	$ 574,223

[1]	On April 23, 2013, the Company's board of directors authorized the repurchase of up to US$50,000 of the Company's shares during the period from April 29, 2013, through July 31, 2013 to facilitate the future vesting of options or non-vested equity shares.